Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Summary of Income Tax Recognised in Profit or Loss

Income Tax recognized in Profit or Loss

	For the year ended December 31
	2020	2021	2022
Current tax expenses
In respect of the current period	$—	$—	$79,379
Adjustments for prior periods	—	—	19,842
	$—	$—	$99,221

	2020	2021	2022
Loss before income tax	$(16,971,289)	$(31,590,582)	$(51,283,196)
Income tax benefits calculated at the statutory rate	$(2,885,119)	$(5,370,399)	$(8,718,143)
Tax effect of income not taxable in determining taxable income	—	(870,151)	19,769
Non-deductible expenses in determining taxable income	84,196	648,651	361,600
Tax credits for research and development expenditures	(521,234)	(1,467,816)	(245,802)
Unrecognized loss carryforwards	3,022,607	6,044,928	7,688,535
Tax effect of share of results of associates and joint venture	—	405,712	74,125
Effect of different tax rates of group entities operating in other jurisdictions	299,550	609,075	917,106
Adjustments for prior years' tax	—	—	19,842
Others	—	—	(17,811)
Income tax expenses recognized in profit or loss	$—	$—	$99,221